Market risk (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Assets And Liabilities Subject To Market Risk
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Assets subject to market risk
Loans receivable	556,112	193,682

Liabilities subject to market risk
Loan payable	161,439	161,439
Convertible notes payable	7,264	10,011